Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	31 Dec 2023 $m	31 Dec 2022 $m
Subordinated debt:
US$750m 4.875% Notes	750	750
€20m Medium Term Notes 2023 note (ii)	—	21
£435m 6.125% Notes 2031	551	520
US$1,000m 2.95% Notes 2033	996	995
Senior debt: note (i)
£300m 6.875% Notes 2023 note (ii)	—	361
£250m 5.875% Notes 2029	301	281
US$1,000m 3.125% Notes 2030	988	987
US$350m 3.625% Notes 2032	347	346
Total core structural borrowings of shareholder-financed businesses	3,933	4,261

Notes

(i)	The senior debt ranks above subordinated debt in the event of liquidation.
(ii)	The £300 million Notes were redeemed on 20 January 2023. The €20 million Medium Term Notes were redeemed on 10 July 2023.

Operational borrowings
Borrowings
Schedule of borrowings

	31 Dec 2023 $m	31 Dec 2022 $m
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	699	501
Lease liabilities under IFRS 16	234	299
Other borrowings	8	15
Total operational borrowings	941	815